CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Preferred Stock, Shares Authorized	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.00001
Common Stock, Shares Authorized	3,000,000,000		485,262,910
Common Stock, Shares, Issued	540,714,692		83,748,443
Common Stock, Shares, Outstanding	540,714,692		83,748,443
Social Capital Member
Ordinary shares subject to possible redemption (in shares)		38,964,589	0
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		5,000,000	5,000,000
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Common Stock, Shares, Issued			1
Social Capital Member | Common Class A
Ordinary shares subject to possible redemption (in shares)		38,964,589	0
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Shares, Issued		2,435,411	0
Common Stock, Shares, Outstanding		2,435,411	0
Social Capital Member | Common Class B
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		50,000,000	50,000,000
Common Stock, Shares, Issued		10,350,000	1
Common Stock, Shares, Outstanding		10,350,000	1
Shares subject to forfeiture		1,350,000